Accrued Expenses	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consisted of the following as of June 30, 2014 and March 31, 2014:

	June 30, 2014	March 31, 2014
Wages and taxes	227,646	151,290
Accrued interest	2,249	0
Consulting	0	300,000
Total accrued expenses	$229,895	$451,290

The Company amended a consulting agreement on May 7, 2014, to grant 2,500,000 shares to a consultant for work performed through June 30, 2014. The shares were valued on the grant date at $300,000 and that amount has been accrued as of March 31, 2014 and expensed as of June 30, 2014.

Accrued expenses consisted of the following as of March 31, 2014 and 2013:

	2014	2013
Wages and taxes	151,290	0
Consulting	300,000	0
Total accrued expenses	$451,290	$0

The Company amended a consulting agreement on May 7, 2014, to grant 2,500,000 shares to a consultant for work performed through March 31, 2014. The shares were valued on the grant date at $300,000 and that amount has been accrued as of March 31, 2014.